Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Millions, $ in Millions	Jun. 30, 2026	Mar. 31, 2026
Accounts receivable, net	$ 1,119	$ 1,300
Contract assets	881	977
Equity method investments under fair value option	141	148
Contract liabilities	200	294
Other current liabilities	696	447
Contract liabilities noncurrent	$ 739	$ 752
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	1,111	1,097
Common stock, shares issued (in shares)	1,068	1,064
Common stock, shares, outstanding (in shares)	1,068	1,064
Related Party
Accounts receivable, net	$ 281	$ 270
Contract assets	577	646
Contract liabilities	29	36
Other current liabilities	30	20
Contract liabilities noncurrent	$ 23	$ 23